Annual Fund Operating Expenses	Aug. 31, 2022
Prospectus #1 | Eaton Vance Richard Bernstein All Asset Strategy Fund | Class A
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	1.35%
Prospectus #1 | Eaton Vance Richard Bernstein All Asset Strategy Fund | Class C
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	2.10%
Prospectus #1 | Eaton Vance Richard Bernstein All Asset Strategy Fund | Class I
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	1.10%
Prospectus #2 | Eaton Vance Richard Bernstein Equity Strategy Fund | Class A
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.23%
Prospectus #2 | Eaton Vance Richard Bernstein Equity Strategy Fund | Class C
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	1.98%
Prospectus #2 | Eaton Vance Richard Bernstein Equity Strategy Fund | Class I
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.98%